Cover	Nov. 19, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Blue Safari Group Acquisition Corp. (the “Company”) is filing this Amendment No. 1 to its Current Report on this Form 8-K/A for the initial public offering date of June 14, 2021 (the “First Amendment”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 21, 2021 (the “Original Form 8-K”) to amend and restate the Company’s audited balance sheet and accompanying footnotes as of June 14, 2021 on Form 8-K, as further described below.
Document Period End Date	Nov. 19, 2021
Entity File Number	001-40473
Entity Registrant Name	Blue Safari Group Acquisition Corp.
Entity Central Index Key	0001853084
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Cheung Kong Center
Entity Address, Address Line Two	58 Floor, Unit 5801
Entity Address, Address Line Three	2 Queens Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	9258 9728
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	BSGAU
Security Exchange Name	NASDAQ
Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	BSGA
Security Exchange Name	NASDAQ
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	BSGAR
Security Exchange Name	NASDAQ